ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Liabilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)
Purchase consideration payable, current					¥ 1,228,271	$ 172,668	¥ 1,219,591	$ 182,080	¥ 148,038
Purchase consideration payable, non current									1,180,470
Reimbursement received from the depository for the establishment and maintenance of the ads program	¥ 53,531	$ 7,469
Other accrued liabilities recorded as current					89,838	12,630	78,511	11,720	71,934
Other accrued liabilities recorded as noncurrent					75,558	10,622	64,792	9,673	45,232
Camelot Group
Purchase consideration payable, current			¥ 939,801	$ 140,308	282,783	39,753	279,790	41,772
Purchase consideration payable, non current					¥ 945,488	132,915
Other Current Liabilities
Other accrued liabilities recorded as current						1,544	10,314	1,540	9,836	¥ 10,983
Other Noncurrent Liabilities
Other accrued liabilities recorded as noncurrent						$ 2,442	¥ 19,013	$ 2,839	¥ 22,989	¥ 17,371
ADS Reimbursement [Member]
Reimbursement received from the depository for the establishment and maintenance of the ads program	¥ 50,028	$ 7,469